UNITED STATES
                           SECURITIES AND EXCHANGE COMMISION
                               Washington, D.C. 20549

                                      Form 13F

                                Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 1999


Check here if Amendment [   ]; Amendment Number:    ___________
    This Amendment :    [   ] is a restatement
                        [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Michael F. Fasciano
Address:  190 S. LaSalles St, STE 2800
          Chicago, IL 60603

Form 13F File Number:   28-7712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael T. Karbouski
Title: Assistant Secretary
Phone: 414-287-3883

Signature, Place, and Date of Signing:

/s/ Michael T. Karbouski          Milwaukee, Wisconsin         5/13/99
-----------------------------------------------------------------------
(Signature)                       (City,State)                 (Date)


Report Type (Check only one.):

[ X ]  13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ] COMBINATION REPORT

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                            Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    84

Form 13F Information Table Value Total:   $141,888
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                               Form 13F INFORMATION TABLE


     Column 1                        Column 2       Column 3      Column 4     Column 5     Column 6      Column 7     Column 8
                                       Title                        Value       Shares     Investment      Other        Voting
      Name of Issuer                 of Class        Cusip        (x$1,000)    Prn Amnt    Discretion     Managers   Authority Sole
ABR Information Services, Inc .       Common       00077R108       1,738       100,000       SOLE           N/A       100,000
Action Performance Cos. Inc ...       Common       004933107       1,808        60,000       SOLE           N/A        60,000
Advo Inc. .....................       Common       007585102         386        20,000       SOLE           N/A        20,000
Alliance Bancorp, Inc. ........       Common       01852J105         532        30,000       SOLE           N/A        30,000
American Capital Strategies ...       Common       024937104       1,541        90,000       SOLE           N/A        90,000
Andrew Corp. ..................       Common       034425108         246        20,000       SOLE           N/A        20,000
Associated Banc Corp ..........       Common       045487105         639        20,000       SOLE           N/A        20,000
Aviall Inc. ...................       Common       05366B102         775        50,000       SOLE           N/A        50,000
Blyth Industries, Inc. ........       Common       09643P108       2,566       108,600       SOLE           N/A       108,600
Brookdale Living Communities ..       Common       112462106         863        50,000       SOLE           N/A        50,000
CDW Computer Centers ..........       Common       125129106       2,070        30,000       SOLE           N/A        30,000
C.H. Robinson Worldwide, Inc. .       Common       12541W100       1,315        51,700       SOLE           N/A        51,700
CNB Bancshares, Inc. ..........       Common       126126101       2,709        67,300       SOLE           N/A        67,300
Cardinal Health, Inc. .........       Common       14149Y108       1,980        30,000       SOLE           N/A        30,000
Carmike Cinemas, Inc. Class A .       Common       143436103         903        50,000       SOLE           N/A        50,000
Cass Commercial Corp. .........       Common       147741102         369        15,000       SOLE           N/A        15,000
Central Newspapers, Inc. ......       Common       154647101       4,046       130,000       SOLE           N/A       130,000
Central Parking Corp. .........       Common       154785109       4,485       130,000       SOLE           N/A       130,000
Championship Auto Racing ......       Common       158711101         583        20,000       SOLE           N/A        20,000
Chicago Title Corp. WI ........       Common       168228104       2,183        60,000       SOLE           N/A        60,000
Communications Systems, Inc. ..       Common       203900105         570        60,000       SOLE           N/A        60,000
Community First Bankshares ....       Common       203902101       1,200        60,000       SOLE           N/A        60,000
Concord EFS, Inc. .............       Common       206197105       4,134       150,000       SOLE           N/A       150,000
Corus Bankshares, Inc. ........       Common       220873103         643        20,000       SOLE           N/A        20,000
Day Runner, Inc. ..............       Common       239545106         970        80,000       SOLE           N/A        80,000
Dentsply International, Inc. ..       Common       249030107       3,255       140,000       SOLE           N/A       140,000
Doral Financial Corp. .........       Common       25811P100         919        50,000       SOLE           N/A        50,000
Eagle USA Airfreight, Inc. ....       Common       270018104       1,463        45,000       SOLE           N/A        45,000
Elan Corp PLC ADR .............       Common       284131208       2,790        40,000       SOLE           N/A        40,000
Emmis Communications ClassA ...       Common       291525103       4,000        80,000       SOLE           N/A        80,000
Express Scripts, Inc. .........       Common       302182100       1,719        20,000       SOLE           N/A        20,000
First Midwest Bancorp, Inc. IL        Common       320867104       1,140        30,000       SOLE           N/A        30,000
G & K Services, Inc. ..........       Common       361268105       2,309        50,000       SOLE           N/A        50,000
Garan, Inc. ...................       Common       364802108         493        20,000       SOLE           N/A        20,000
HCC Insurance Holdings, Inc. ..       Common       404132102       4,331       225,000       SOLE           N/A       225,000
Ha-Lo Industries, Inc. ........       Common       404429102       4,309       350,000       SOLE           N/A       350,000
Haven Bancorp, Inc. ...........       Common       419352109         263        20,000       SOLE           N/A        20,000
Hearst-Argyle Television Inc. .       Common       422317107       2,955       120,000       SOLE           N/A       120,000
Home Federal Bancorp ..........       Common       436926109       1,094        50,000       SOLE           N/A        50,000
Hooper Holmes, Inc. ...........       Common       439104100       1,875       120,000       SOLE           N/A       120,000
Itla Capital Corp. ............       Common       450565106       1,088        75,000       SOLE           N/A        75,000
Idex Corp. ....................       Common       45167R104       1,414        60,000       SOLE           N/A        60,000
Interim Services, Inc. ........       Common       45868P100       1,500       100,000       SOLE           N/A       100,000
Intl Speedway Corp - Class A ..       Common       460335201       6,594       125,000       SOLE           N/A       125,000
Interpool Inc. ................       Common       46062R108         135        10,000       SOLE           N/A        10,000
Journal Register Co. ..........       Common       481138105         360        30,000       SOLE           N/A        30,000
Juno Lighting, Inc. ...........       Common       482047107       1,346        60,000       SOLE           N/A        60,000
KV Pharmaceutical Co. Class A .       Common       482740206         573        40,000       SOLE           N/A        40,000
Kaydon Corp ...................       Common       486587108         579        20,000       SOLE           N/A        20,000
Keane, Inc. ...................       Common       486665102       1,066        50,000       SOLE           N/A        50,000
Kendle International ..........       Common       48880L107       1,610        80,000       SOLE           N/A        80,000
Kohls Department Stores .......       Common       500255104       1,418        20,000       SOLE           N/A        20,000
Landauer, Inc. ................       Common       51476K103       1,930        80,000       SOLE           N/A        80,000
Lason Holdings, Inc. ..........       Common       51808R107       1,688        30,000       SOLE           N/A        30,000
Lee Enterprises ...............       Common       523768109       1,740        60,000       SOLE           N/A        60,000
MSC Ind Direct Co., Class A ...       Common       553530106       1,700       100,000       SOLE           N/A       100,000
Manitowoc Company, Inc. .......       Common       563571108         971        23,200       SOLE           N/A        23,200
McClatchy Newspapers ..........       Common       579489105       3,021        90,000       SOLE           N/A        90,000
Meredith Corp. ................       Common       589433101       3,458       110,000       SOLE           N/A       110,000
Methode Electronics, Class A ..       Common       591520200         668        60,000       SOLE           N/A        60,000
Metro Networks, Inc. ..........       Common       591918107       1,100        20,000       SOLE           N/A        20,000
Midwest Express Holdings ......       Common       597911106       4,113       140,000       SOLE           N/A       140,000
Minerals Technologies Inc. ....       Common       603158106         960        20,000       SOLE           N/A        20,000
Modine Manufacturing Co. ......       Common       607828100       2,245        80,000       SOLE           N/A        80,000
NCS Healthcare Inc ............       Common       628874109         600        50,000       SOLE           N/A        50,000
Patterson Dental Co. ..........       Common       703412106         865        20,000       SOLE           N/A        20,000
Plantronics Inc. ..............       Common       727493108         626        10,000       SOLE           N/A        10,000
Pulitzer Publishing, Co. ......       Common       745771105       3,235        80,000       SOLE           N/A        80,000
Regal-Beloit ..................       Common       758750103       1,445        80,000       SOLE           N/A        80,000
Res-Care Inc. .................       Common       760943100       1,579        70,000       SOLE           N/A        70,000
Robbins & Myers ...............       Common       770196103         431        25,000       SOLE           N/A        25,000
Henry Schein, Inc. ............       Common       806407102         505        20,000       SOLE           N/A        20,000
Serologicals Corp. ............       Common       817523103         610        45,000       SOLE           N/A        45,000
Snap On Tools, Inc. ...........       Common       833034101         290        10,000       SOLE           N/A        10,000
Sterile Recoveries, Inc. ......       Common       859151102         999        97,500       SOLE           N/A        97,500
Superior Services, Inc. .......       Common       868316100       2,774       140,000       SOLE           N/A       140,000
Tessco Technologies, Inc. .....       Common       872386107         211        10,000       SOLE           N/A        10,000
Tootsie Roll Inds .............       Common       890516107       2,073        45,000       SOLE           N/A        45,000
Tractor Supply Company ........       Common       892356106         294        11,500       SOLE           N/A        11,500
Valley National Gases .........       Common       919792101          92        20,000       SOLE           N/A        20,000
Waddell & Reed Financial ......       Common       930059100       1,230        60,000       SOLE           N/A        60,000
Wallace Computer Sevices ......       Common       932270101       2,378       120,000       SOLE           N/A       120,000
Wilmar Industries, Inc. .......       Common       971426101       1,778       120,000       SOLE           N/A       120,000
Wisconsin Central Transport ...       Common       976592105       1,458       110,000       SOLE           N/A       110,000
Young Inovations, Inc. ........       Common       987520103       1,175       100,000       SOLE           N/A       100,000
Zebra Tech, Class A ...........       Common       989207105       3,800       160,000       SOLE           N/A       160,000

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